TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables	€ 23,791	€ 19,687
Customer online wallets	7,034	4,900
Other current liabilities	7,685	3,211
Accruals		826
Total	38,510	28,624
Trade payables related parties	€ 6,497	€ 3,729